INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes On Income [Line Items]
Income tax rate	23.00%	23.00%	23.00%
Preferred Enterprise tax rate	16.00%
Dividends distributed from income from the preferred technological enterprises	20.00%
Dividend distributed to foreign corporate shareholder if the percentage of foreign shareholders exceeds 90%	4.00%
Unrecognized tax benefits	$ 12,722	$ 9,400	$ 6,928
Recognized tax benefit	11,972
Net operating loss carry forward	2,560
Change in valuation allowance	340	185
Company recognized interest and penalties accrued	910	$ 975
Capital loss	$ 1,187
Description of New Technological Enterprise Incentives Regime	According to Amendment 73, a Preferred Technological Enterprise, as defined in Amendment 73, with total consolidated revenue of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenue derived from exports.
Minimum [Member]
Taxes On Income [Line Items]
Business interest percentage	30.00%
Maximum [Member]
Taxes On Income [Line Items]
Business interest percentage	50.00%
Israel [Member]
Taxes On Income [Line Items]
Dividends distributed from income from the preferred technological enterprises	20.00%
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2035
European Subsidiaries [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 6,164
Federal [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	8,549
State [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 9,491
Peripheral Regions Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate	7.50%